SEGMENT INFORMATION - Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total assets	$ 339,860	$ 366,664
Investments in associates	807	810
Deferred tax assets	6,684	7,799
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Total assets	329,861	353,844
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	2,508	4,211
Investments in associates	807	810
Deferred tax assets	$ 6,684	$ 7,799